Business transactions	12 Months Ended
Dec. 31, 2023
Business transactions
Business transactions

Note 36     Business transactions

36.1 Chile

On December 20, 2023, GeoPark signed a Stock Purchase Agreement to sell its wholly owned subsidiary GeoPark Chile S.p.A. and its subsidiaries, GeoPark Fell S.p.A., GeoPark TdF S.p.A. and GeoPark Magallanes Limitada, which comprise the entire business of GeoPark in Chile, for a total consideration of US$ 4,000,000, subject to working capital adjustments. At that date, GeoPark collected an advanced payment of US$ 450,000.

As part of the agreement, GeoPark remains responsible for the outstanding investment commitments in the Campanario and Isla Norte Blocks for US$ 5,002,000 and US$ 867,100, respectively. Consequently, as of December 31, 2023, GeoPark recognized a liability for the full amount of those commitments.

Additionally, GeoPark keeps the private right over unconventional activities that would be carried out in the Fell Block and 95% of the revenue derived from such activities over the current operating contract.

The divestment transaction closed on January 18, 2024, and consequently GeoPark received an additional payment of US$ 2,792,000, plus a preliminary working capital adjustment of US$ 486,000. The remaining outstanding amount of US$ 758,000 was agreed to be received in 23 monthly equal installments.

As of December 31, 2023, the amount of Property, plant and equipment and Right-of-use assets corresponding to the abovementioned subsidiaries and the liabilities associated with them have been classified as held for sale for US$ 28,419,000 and US$ 26,948,000, respectively. Immediately before the classification as held for sale, the recoverable amount of the net assets was estimated and an impairment loss of US$ 13,332,000 was recognized in the Consolidated Statement of Income. In addition, the deferred income tax asset was written down for US$ 2,533,000 as it was assessed as non-recoverable due to the transaction. The restructuring and other costs incurred because of the divestment process for US$ 3,873,000 were recognized within the ‘Other (expenses) income’ line item in the Consolidated Statement of Income.

36.2 Los Parlamentos Block (Argentina)

On October 27, 2023, GeoPark agreed to transfer its 50% working interest in the Los Parlamentos Block in Argentina to its joint operation partner and thus, once formally approved by local authorities, GeoPark will no longer be liable to remaining capital commitments or other legal obligations resulting from its participation in the block. As a result of this transaction, GeoPark incurred in a net loss of US$ 2,939,000 in the Consolidated Statement of Income, which is composed by a loss of US$ 7,023,000 within the ‘Other (expenses) income’ line item due to the payment to the joint operation partner, net of a gain of US$ 4,084,000 within the ‘Foreign exchange (loss) gain’ line item due to transactions with U.S. dollar-denominated Argentine securities contributed to the local subsidiary when transferred and disposed in Argentina.

36.3 Aguada Baguales, El Porvenir and Puesto Touquet Blocks (Argentina)

In August 2021, the Company’s Board of Directors approved the decision to evaluate farm-out or divestment opportunities to sell its 100% working interest and operatorship in the Aguada Baguales, El Porvenir and Puesto Touquet Blocks in Argentina, including the associated gas transportation license through the Puesto Touquet pipeline.

On November 3, 2021, GeoPark signed a sale and purchase and assignment agreement for a total consideration of US$ 16,000,000, subject to working capital adjustment. At that moment, GeoPark collected an advance payment of US$ 1,600,000.

The divestment transaction closed on January 31, 2022, after the corresponding regulatory approvals were granted and GeoPark received the remaining outstanding payment from the purchaser. In April 2022, GeoPark paid a working capital adjustment amounting to US$ 370,000. As a consequence of this transaction, GeoPark recognized a gain of US$ 3,983,000 within the ‘Other (expenses) income’ line item.

As of December 31, 2021, the amount of Property, plant and equipment related to the blocks and the liabilities associated with them had been classified as held for sale. Immediately before the classification as held for sale, the recoverable amount of the blocks was estimated and an impairment reversal of US$ 13,307,000 was recognized in the Consolidated Statement of Income. The reversal was limited so that the carrying amount of the blocks does not exceed the lower of its recoverable amount, or the carrying amount that would have been determined, net of depreciation, had no impairment loss been recognized for the blocks in prior years (see Note 37).

36.4 REC-T-128 Block (Brazil)

In 2021, GeoPark performed a farm-out transaction to sell its 70% interest in the REC-T-128 Block in Brazil. The total consideration was US$ 1,100,000, which was collected at closing in 2021, plus a contingent payment of up to US$ 710,000, subject to international oil price and field production performance. On August 1, 2022, GeoPark collected the contingent payment of US$ 710,000.